ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2015
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	2015	2014
Accounts receivable	$266,449	$95,869
Allowance for doubtful accounts	(29,809)	(60,593)
	$236,640	$35,276